Financial Instruments - Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Other financial liabilities at fair value through profit or loss	£ 803	£ 1,434
Deposits by customers	192,926	195,135
Deposits by banks	33,855	20,958
Repurchase agreements - non trading	11,718	15,848
Debt securities in issue	25,520	35,566
Subordinated liabilities	2,228	2,556
Lease liabilities	132	97
Undiscounted Cash Flow
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	809	1,632
Other financial liabilities at fair value through profit or loss	803	1,437
Deposits by customers	193,057	195,563
Deposits by banks	33,955	21,360
Repurchase agreements - non trading	11,718	15,850
Debt securities in issue	26,191	36,513
Subordinated liabilities	3,697	4,061
Lease liabilities	141	109
Total financial liabilities	270,371	276,525
Off-balance sheet commitments given	37,709	43,160
Undiscounted Cash Flow | On demand
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	0	0
Other financial liabilities at fair value through profit or loss	0	0
Deposits by customers	177,926	176,911
Deposits by banks	1,377	2,410
Repurchase agreements - non trading	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Lease liabilities	0	0
Total financial liabilities	179,303	179,321
Off-balance sheet commitments given	20,519	21,054
Undiscounted Cash Flow | Not later than 3 months
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	74	279
Other financial liabilities at fair value through profit or loss	6	1
Deposits by customers	3,107	3,443
Deposits by banks	551	1,912
Repurchase agreements - non trading	11,419	15,350
Debt securities in issue	4,993	4,993
Subordinated liabilities	32	30
Lease liabilities	0	0
Total financial liabilities	20,182	26,008
Off-balance sheet commitments given	5,359	4,493
Undiscounted Cash Flow | Later than 3 months and not later than 1 year
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	58	133
Other financial liabilities at fair value through profit or loss	8	107
Deposits by customers	4,691	5,453
Deposits by banks	41	2,596
Repurchase agreements - non trading	299	500
Debt securities in issue	2,725	9,897
Subordinated liabilities	98	92
Lease liabilities	32	17
Total financial liabilities	7,952	18,795
Off-balance sheet commitments given	5,734	4,974
Undiscounted Cash Flow | Later than 1 year and not later than 5 years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	389	582
Other financial liabilities at fair value through profit or loss	553	570
Deposits by customers	5,750	7,483
Deposits by banks	31,986	14,230
Repurchase agreements - non trading	0	0
Debt securities in issue	11,921	14,083
Subordinated liabilities	1,547	1,515
Lease liabilities	78	56
Total financial liabilities	52,224	38,519
Off-balance sheet commitments given	5,523	11,493
Undiscounted Cash Flow | Later than five years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	288	638
Other financial liabilities at fair value through profit or loss	236	759
Deposits by customers	1,583	2,273
Deposits by banks	0	212
Repurchase agreements - non trading	0	0
Debt securities in issue	6,552	7,540
Subordinated liabilities	2,020	2,424
Lease liabilities	31	36
Total financial liabilities	10,710	13,882
Off-balance sheet commitments given	£ 574	£ 1,146